Document and Entity Information	12 Months Ended
Jun. 30, 2019
Document And Entity Information
Entity Registrant Name	CONTINENTAL ENERGY Corp
Entity Central Index Key	0000852747
Document Type	20-F
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes